Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Prepayments and Other Assets [Abstract]
Security deposit	$ 338	¥ 2,291		¥ 2,515
Prepaid advertising and promotion expenses	1,300	8,821		9,091
Prepaid financial consulting expenses	2,000	13,570		13,986
Prepaid legal expenses				315
Technology transfer license fee	206	1,400		7,000
Others	130	886		26
Prepayments and other assets	3,974	26,968		32,933
Less: long-term prepayments	285	1,935		7,014
Less: allowance for credit losses	(33)	(225)	$ (37)	(252)	¥ (183)
Prepayments and other current assets, net	$ 3,656	¥ 24,808		¥ 25,667